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GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                             DATED NOVEMBER 7, 2003

                    SUPPLEMENT TO THE FOLLOWING PROSPECTUSES
                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
          ING SMARTDESIGN ADVANTAGE DATED NOVEMBER 1, 2003 ("ADVANTAGE
          PROSPECTUS") ING SMARTDESIGN SIGNATURE DATED OCTOBER 1, 2003
                            ("SIGNATURE PROSPECTUS")
     ING SMARTDESIGN VARIABLE ANNUITY DATED MAY 1. 2003 ("SDVA PROSPECTUS")

                          -----------------------------


The information in this supplement updates and amends certain information contained in the above listed prospectuses. You should read and keep this supplement along with the prospectus.

Effective November 7, 2003, the ING VP Large Company Value Portfolio of the ING Variable Products Trust will merge into the ING VP MagnaCap Portfolio. In conjunction with the merger, your Contract Value will be allocated to the ING VP MagnaCap Portfolio, and the ING VP Large Company Portfolio will no longer be available under your Contract for new premiums or reallocations from other investment options.

Also effective November 7, 2003, the investment strategy of the ING VP MagnaCap Portfolio will change. The following replaces the description under "Investment Objectives" for the ING VP MagnaCap Portfolio contained in the Advantage Prospectus, Appendix B, the Signature Prospectus, Appendix A, and the SDVA Prospectus, Appendix III:

              Seeks growth of capital, with dividend income as a secondary consideration. Normally invests at least 80% of assets in common stocks of large companies, which are those included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the 1,000 largest companies as measured by equity market capitalization.

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GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

128590 - SD MagnaCap Supplement                                        11/07/03